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Invesco Bloomberg Pricing Power ETF
Summary Information
Investment Objective
The Invesco Bloomberg Pricing Power ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Bloomberg Pricing Power Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Bloomberg Pricing Power ETF Invesco Bloomberg Pricing Power ETF [1]
Management Fees	0.40%
Other Expenses	none
Total Annual Fund Operating Expenses	0.40%
[1]	Effective August 28, 2023, the Fund's management fee was reduced. “Management Fees”, “Other Expenses” and “Total Annual Fund Operating Expenses” have been restated to reflect current fees.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco Bloomberg Pricing Power ETF | Invesco Bloomberg Pricing Power ETF | USD ($)	41	128	224	505

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 134% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 80% of its total assets in the securities that comprise the Underlying Index.
Bloomberg Index Services Limited (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is composed of the securities of U.S. large- and mid-capitalization companies that, in the view of the Index Provider, are well-positioned to maintain stable profit margins in all market conditions. The Underlying Index focuses on companies that have the smallest deviations among their annual gross profit margins over the last five years.
In order to be eligible for inclusion in the Underlying Index, a security must be part of the Index Provider’s U.S. large or mid capitalization universe and must have a minimum 90-day average daily value traded of $10 million. Securities that satisfy this eligibility criteria are then screened for inclusion in the Underlying Index based upon four factors, in the order and as described below. Eligible securities must satisfy all four factors to be included in the Underlying Index.
(i) Profitability history – Eligible securities must have positive net profit margin for the previous five years from the selection date;
(ii) Market cap sector ranking – Next, eligible securities are grouped by the Bloomberg Industry Classification System (“BICS”) sector classification, with the top 50 securities by market capitalization within each sector selected. If fewer than 50 securities are in any BICS sector, all securities in such sector are eligible;
(iii) Debt-to-market capitalization ratio – Of the eligible securities that remain, the worst 10% of securities within each BICS sector by their debt-to-market capitalization ratio, as calculated and defined by the Index Provider, are removed; and
(iv) Gross margin stability – Of the remaining eligible securities, the 50 securities with the most stable profit margin (measured by the lowest standard deviation of trailing 12-month gross profit margin for the previous five years) are included in the Underlying Index.
Upon completion of the screening process, the Underlying Index components are equally weighted.
As of June 30, 2023, the Underlying Index was comprised of 50 constituents with market capitalizations ranging from $14 billion to $423 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of July 31, 2023, the Underlying Index had significant exposure to the industrials sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance  and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
The Fund is the successor to the investment performance of the Guggenheim Defensive Equity ETF (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ended on or prior to April 6, 2018 is that of the Predecessor Fund.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	June 30, 2023	4.01%
Best Quarter	June 30, 2020	15.19%
Worst Quarter	March 31, 2020	-19.80%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - Invesco Bloomberg Pricing Power ETF		1 Year	5 Years	10 Years	Inception Date
Invesco Bloomberg Pricing Power ETF		(7.59%)	8.90%	10.85%	Dec. 15, 2006
After Taxes on Distributions | Invesco Bloomberg Pricing Power ETF		(7.92%)	8.56%	10.11%
After Taxes on Distributions and Sale of Fund Shares | Invesco Bloomberg Pricing Power ETF		(4.27%)	7.00%	8.61%
Bloomberg Pricing Power Index (reflects no deduction for fees, expenses or taxes)	[1]
Invesco Defensive Equity Index (reflects no deduction for fees, expenses or taxes)	[2]	(7.11%)	9.51%
Blended-Invesco Defensive Equity Index (reflects no deduction for fees, expenses or taxes)	[3]	(7.11%)	9.51%	11.49%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		(18.11%)	9.42%	12.56%
[1]	Effective after the close of markets on August 25, 2023, the Fund changed its underlying index from the Invesco Defensive Equity Index to the Bloomberg Pricing Power Index. Performance information is not available for periods prior to the Bloomberg Pricing Power Index’s commencement date of June 29, 2023.
[2]	Performance information is not available for periods prior to Invesco Defensive Equity Index’s commencement date of July 25, 2016.
[3]	Blended-Invesco Defensive Equity Index reflects the performance of the Sabrient Defensive Equity Index, a former underlying index of the Predecessor Fund, prior to October 24, 2016 and the Invesco Defensive Equity Index thereafter.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.